Equity - Summary Of Dividends Distribution (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Dividends [Abstract]
Net income	R$ 541,284	R$ 260,798	R$ 1,479,101	R$ 699,298	R$ 1,089,484	R$ 465,330	R$ 423,541
Total dividends					500,000	200,000	314,998
At January 1						125,000
Amount recognized in the year					500,000	200,000	314,998
Dividends paid in the year					(500,000)	R$ (325,000)	R$ (189,998)
At December 31					R$ 125,000